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
                                                                -------------------------
                                                                OMB APPROVAL
                                                                -------------------------
                                                                OMB Number: 3235-0570

                                                                Expires: Nov. 30, 2005

                                                                Estimated average burden
                                                                hours per response:  5.0
                                                                -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                    811-21048
                                   ---------------------------------------------

                       AIM Select Real Estate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                              (Address of principal
                          executive offices) (Zip code)


     Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:      12/31
                        ----------------

Date of reporting period:   06/30/04
                         ---------------

Item 1. Reports to Stockholders.

                                              AIM SELECT REAL ESTATE INCOME FUND
                                               Semiannual report o June 30, 2004

                                 [COVER IMAGE]

                         AIM SELECT REAL ESTATE INCOME FUND's primary investment
                          objective is high current income; the fund's secondary
                                   investment objective is capital appreciation.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

====================================================================================================================================
o Unless otherwise stated, information presented is as of 6/30/04 and is based on net assets attributable to common shares plus assets attributable to outstanding preferred shares.
====================================================================================================================================

GENERAL INFORMATION                          PRINCIPAL RISKS OF INVESTING IN THE FUND      o REITs tend to be small to medium-sized
                                                                                           companies. REIT shares, like other
o AIM Select Real Estate Income Fund         o The performance of the fund will be         smaller company shares, may be more
performance figures are historical, and      closely linked to the performance of the      volatile than and perform differently
they reflect fund expenses, the              real estate markets. Property values may      from larger company shares. There may be
reinvestment of distributions (if any)       fall due to declining rents or                less trading in a smaller company's
and changes in net asset value (NAV).        increasing vacancies resulting from           shares, which means that buy and sell
                                             economic, legal, cultural, or                 transactions in those shares could have
                                             technological developments. Real estate       a larger impact on the share's prices
                                             investment trust (REIT) prices may drop       than is the case with larger company
                                             because of poor management or because         shares.
                                             borrowers fail to pay their loans. Many
                                             REITs use leverage (and some may be           o The fund is classified as
                                             highly leveraged), which increases            "non-diversified" under the Investment
                                             investment risk and could adversely           Company Act of 1940. It can invest a
                                             affect a REIT's operation and market          greater portion of its assets in
                                             value in periods of rising interest           obligations of a single issuer than a
                                             rates in addition to the risks normally       "diversified" fund. As a result, the
                                             associated with debt financing.               fund will be more susceptible than a
                                             Financial covenants related to REIT           more widely diversified fund to any
                                             leveraging may affect the ability of          single corporate, economic, political or
                                             REITs to operate effectively. Real            regulatory occurrence.
                                             estate risks may also arise if a
                                             portfolio company fails to carry              o The prices of foreign securities may
                                             adequate insurance or if a portfolio          be affected by factors not present with
                                             company becomes liable for removal or         securities traded in the U.S. markets,
                                             other costs related to environmental          including currency exchange rates,
                                             contamination.                                political and economic conditions, less
                                                                                           stringent regulation and higher
                                             o The fund has the ability to use             volatility. As a result, many foreign
                                             leverage through the issuance of              securities may be less liquid and more
                                             preferred shares, commercial paper or         volatile than U.S. securities.
                                             notes, and/or borrowing in an aggregate
                                             amount of up to 30% of the fund's total       o If the fund enters into interest rate
                                             assets after such issuance and/or             swaps, interest rate caps, or options or
                                             borrowing. It currently issues preferred      futures transactions, a decline in
                                             shares which constitute 22.7% of the          interest rates may result in a decline
                                             fund's total assets. The use of leverage      in the net amount receivable by the fund
                                             by the fund may result in greater             under the interest rate hedging
                                             volatility of the NAV and market price        transaction (or increase the net amount
                                             of the fund's common shares because           payable by the fund under the interest
                                             changes in the value of the fund's            rate hedging transaction), which could
                                             portfolio investments, including              result in a decline in the NAV of the
                                             investment purchased with the proceeds        common shares.
                                             of the issuance of fund preferred shares
                                             or borrowing, are borne entirely by the
                                             common shareholders. Common share income
                                             may fall if the dividend rate on fund
                                             preferred shares or the interest rate on
                                             any borrowings rises and may fluctuate
                                             as the dividend rate on fund preferred
                                             shares or the interest rate on any
                                             borrowings varies.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

o The fund may invest up to 20% of its       ABOUT INDEXES USED IN THIS REPORT             OTHER INFORMATION
total assets in securities of
below-investment-grade quality,              o The unmanaged Standard & Poor's             o The Conference Board is a
including non-investment grade               Composite Index of 500 Stocks (the S&P        not-for-profit organization that
securities commonly referred to as "junk     500--registered trademark-- Index) is an      conducts research and publishes
bonds." Securities of                        index of common stocks frequently used        information and analysis to help
below-investment-grade quality are           as a general measure of U.S. stock            businesses strengthen their performance.
regarded as having predominantly             market performance.
speculative characteristics with respect                                                   o The returns shown in the Management's
to capacity to pay interest and repay        o The Morgan Stanley REIT Index is a          Discussion of Fund Performance are based
principal.                                   total-return index composed of the most       on net asset values calculated for
                                             actively traded real estate investment        shareholder transactions. Generally
o The fund's Declaration of Trust and        trusts and is designed to be a measure        accepted accounting principles require
Bylaws include provisions that could         of real estate equity performance. The        adjustments to be made to the net assets
limit the ability of other entities or       index was developed with a base value of      of the fund at period end for financial
persons to acquire control of the fund       200 as of December 31, 1994.                  reporting purposes, and as such, the net
or convert the fund to open-end status.                                                    asset values for shareholder
These provisions could have the effect       o The unmanaged National Association of       transactions and the returns based on
of depriving the common shareholders of      Real Estate Investment Trusts (the            those net asset values may differ from
opportunities to sell their common           NAREIT) Equity Index tracks the               the net asset values and returns
shares at a premium over the                 performance of tax-qualified REITs            reported in the Financial Highlights.
then-current market prices of the common     listed on the New York Stock Exchange,
shares.                                      the American Stock Exchange and the           A description of the policies and
                                             Nasdaq National Market System. Equity         procedures that the fund uses to
o An investment in the fund is subject       REITs have at least 75% of their gross        determine how to vote proxies relating
to investment risk, including the            invested book assets invested in the          to portfolio securities is available
possible loss of the entire principal        equity ownership of real estate.              without charge, upon request, by calling
amount that you invest. Your common                                                        800-959-4246, or on the AIM Web site,
shares at any point in time may be worth     o The fund is not managed to track the        AIMinvestments.com.
less than what you invested, even after      performance of any particular index,
taking into account the reinvestment of      including the indexes defined here, and
fund dividends and distributions. The        consequently, the performance of the
value of the fund's portfolio securities     fund may deviate significantly from the
may move up or down, sometimes rapidly       performance of the indexes.
and unpredictably.
                                             o A direct investment cannot be made in
o The fund invests substantial assets in     an index. Unless otherwise indicated,
REITs, which present risks not               index results include reinvested
associated with investing in stocks.         dividends, and they do not reflect sales
                                             charges. Performance of an index of           ========================================
o Investing in a single sector mutual        funds reflects fund expenses;                 NOTICE IS HEREBY GIVEN THAT THE FUND MAY
fund may involve greater risk and            performance of a market index does not.       IN THE FUTURE PURCHASE ITS COMMON SHARES
potential reward than investing in a                                                       OR ITS AUCTION RATE PREFERRED SHARES
more diversified fund. Due to                                                              FROM TIME TO TIME, AT SUCH TIME, AND IN
significant market volatility, results                                                     SUCH AMOUNTS, AS MAY BE DEEMED
of an investment made today may differ                                                     ADVANTAGEOUS TO THE FUND. NOTHING HEREIN
substantially from the historical                                                          SHALL BE CONSIDERED A COMMITMENT TO
performance shown. Call your financial                                                     PURCHASE SUCH SHARES.
advisor for more current information.                                                      ========================================

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

RISING INTEREST RATES HINDERED FUND                                                        0.25%--its first rate increase in four
PERFORMANCE                                                                                years and a move much anticipated by
                                                                                           markets. The Fed's decision came amid
For the six-month period ended June 30,      support for REIT earnings and prices.         signs that the economy is strengthening
2004, AIM Select Real Estate Income Fund                                                   and inflation, while still relatively
returned 1.98% at net asset value. The          Strong money flows into REITs drove        tame, has risen in recent months.
fund underperformed its benchmarks, the      market conditions during most of the
S&P 500 Index, the Morgan Stanley REIT       reporting period, fueling positive               Gross domestic product expanded at an
Index and the NAREIT Equity Index, which     performance during the first quarter and      annualized rate of 4.5% in the first
returned 3.44%, 5.19% and 5.52%,             the market recovery after a sell-off in       quarter of
respectively. Due to its emphasis on         April and May. We believe the sell-off,       -----------------------------------------
income-producing equity securities, the      which followed a strong job report on                    While equity REITs
fund underperformed on a market and net      April 2, was primarily related to                      historically have not
asset value basis. When interest rates       increased concerns about the speed of                 been sensitive to inter-
rise, income-producing equity securities     Federal Reserve (the Fed) interest rate               est rates, April saw the
may fall in value.                           increases. Over the past several years,                REIT market decline on
                                             REIT returns performed better than their               news about rising bond
MARKET CONDITIONS                            underlying real estate fundamentals                    yields, combined with
                                             would suggest, as investors sought                      concerns that REITs
While equity REITs historically have not     earnings stability and the relatively                    may be overvalued.
been sensitive to interest rates, April      high dividend yields offered by REITs.        -----------------------------------------
saw the REIT market decline on news          As such, REIT valuations appear to be         2004 and 3.0% during the second quarter.
about rising bond yields, combined with      somewhat elevated on a historical basis,      What had been a "jobless recovery"
concerns that REITs may be overvalued.       which also may have contributed to the        produced 1.2 million new jobs from
The sector recovered some of the losses,     weak quarter.                                 January through June, according to the
however, as the initial reaction abated.                                                   U.S. Department of
REITs are supported by underlying               During the period, occupancy levels
properties, and rents historically have      increased modestly, but the rate of
increased during periods of economic         improvement was not consistent across
expansion. Higher rents combined with        all property types. Fundamentals appear
steady or increasing occupancy rates         to have stabilized and may improve as
tend to provide                              the economy grows.

                                                As the reporting period closed, the
                                             Fed raised the federal funds target rate
                                             by

====================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                 PROPERTY TYPES**                              TOP 10 SECURITY HOLDINGS**
5/31/02-6/30/04*
                                              1. Retail                           24.0%     1. Healthcare Realty Trust, Inc.    4.6%
              [BAR CHART]
                                              2. Healthcare                       22.5      2. Mack-Cali Realty Corp.           3.8
AIM SELECT REAL ESTATE INCOME FUND
  COMMON SHARES                     19.02%    3. Office Properties                18.4      3. New Plan Excel Realty Trust      3.6
MORGAN STANLEY REIT INDEX           15.52%
NAREIT EQUITY INDEX                 15.81%    4. Diversified                      12.2      4. Health Care Property Investors,
S&P 500 INDEX                        5.09%                                                     Inc                              3.4
                                              5. Residential                       5.2
                                                                                            5. Health Care REIT, Inc.           3.4
                                              6. Lodging-Resorts                   4.7
                                                                                            6. Colonial Properties Trust        3.4
                                              7. Industrial/Office Mixed           3.9
                                                                                            7. Nationwide Health Properties,
                                              8. Industrial Properties             3.1         Inc.                             3.3

                                              9. Specialty Properties              3.1      8. iStar Financial Inc.             3.2

                                             10. Self-Storage Facilities           2.3      9. Senior Housing Properties Trust  3.0

                                                                                           10. Commercial Net Lease Realty      2.9
Source: Lipper, Inc., NAREIT
                                                                                           ** Excludes money market fund holdings.
*Fund return is at NAV                                                                     The fund's portfolio is subject to
                                                                                           change, and there is no guarantee the
                                                                                           fund will continue to hold any
                                                                                           particular security.
====================================================================================================================================

Labor. An improved job market likely         nomic growth led investors to show a          mitigate interest rate uncertainty.
contributed to rising consumer               preference for growth-oriented                During the reporting period, borrowing
confidence, which reached a two-year         investments.                                  boosted income but hurt NAV.
high in June according to the Conference
Board.                                          Healthcare Realty Trust was among the      IN CLOSING
                                             fund's health care sector holdings that
   In its mid-June Beige Book, the Fed       detracted from performance. While the         We continued to seek investment
said that economic activity in April and     company saw an increase in revenue and        opportunities that we believe will allow
May continued to expand nationwide, with     was engaged in both the sale and              us to provide investors with high
manufacturing continuing to increase in      purchase of a number of properties            current income and the potential for
most districts and retail sales stable       during the period, it also reported           capital appreciation.
or rising in most areas. Residential         higher expenses. We continued to hold
real estate markets remained strong, and     Healthcare Realty and other health care             See important fund and index
in a few areas, commercial real estate       REITs at the end of the reporting                 disclosures inside front cover.
markets stabilized or even strengthened,     because the high yield provided by
the Fed reported.                            health care REITs and their stable
                                             fundamentals continued to make them
YOUR FUND                                    attractive as long-term holdings.

Office REITs generally fared well during        During the reporting period, we made
the reporting period. Reckson Associates     no significant changes to the fund. The
is an example of an office REIT that         fund's top 10 holdings, top 10 property
made a positive contribution to the          types and regional diversification
fund's performance. The company, which       weightings remained similar to what they
owns, develops and leases Class A office     were at the close of the previous
space primarily in the New York City         reporting period. We engaged in some
area, posted positive earnings amid a        trading among REITs within property
greater number of leases and increased       types but have not changed the general
its stock buyback program.                   composition of the portfolio.                       PORTFOLIO MANAGEMENT TEAM
                                                                                                       AS OF 6/30/04
   Health care REITs, which are                 The fund borrows money, a strategy              MARK D. BLACKBURN, CFA, CPA
typically considered more defensive,         that helps the fund's yield and may help      JOE V. RODRIGUEZ, JR., LEAD PORTFOLIO
fared poorly for both the fund and the       or hurt NAV depending on whether the                         MANAGER
REIT market in general during the            REIT market is going up or down. We                    JAMES W. TROWBRIDGE
period. Health care REITs suffered as        borrow in the floating rate market and
the possibility of increasing interest       swap the floating rates for fixed rates          ASSISTED BY THE REAL ESTATE TEAM
rates and eco-                               (on the majority of our leverage) to

====================================================================================================================================

FUND VS. INDEXES                             At the close of the six-month period,            The performance data quoted represent
                                             the fund's common shares NAV stood at         past performance and cannot guarantee
Total returns 12/31/03-6/30/04               $17.50, and its share price was $15.25.       comparable future results; current
Cumulative returns that have not been        Since the fund is a closed-end                performance may be lower or higher.
annualized.                                  management investment company, shares of      Please see your financial advisor for
                                             the fund may trade at a discount from         the most recent month-end performance.
FUND AT NAV                       1.98%      the net asset value. This characteristic      Performance figures reflect fund
                                             is separate and distinct from the risk        expenses, reinvested distributions and
FUND AT MARKET                   -4.49       that NAV could decrease as a result of        changes in net asset value. Investment
                                             investment activities and may be a            return and principal value will
S&P 500 INDEX                     3.44       greater risk to investors expecting to        fluctuate so that you may have a gain or
                                             sell their shares after a short time.         loss when you sell shares.
MORGAN STANLEY REIT INDEX         5.19       The fund cannot predict whether shares
                                             will trade at, above or below NAV. The           Had the advisor not waived fees
NAREIT EQUITY INDEX               5.52       fund should not be viewed as a vehicle        and/or reimbursed expenses, returns
                                             for trading purposes. It is designed          would have been lower.
Sources: Lipper, Inc., NAREIT                primarily for risk-tolerant, long-term
                                             investors.
TOTAL NUMBER OF HOLDINGS**        104

COMMON SHARE MARKET VALUE      $15.25

COMMON SHARE NET ASSET VALUE   $17.50

MARKET PRICE DISCOUNT          (12.86%)

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2004
(Unaudited)

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-96.87%

APARTMENTS-3.62%

Amli Residential Properties Trust                170,900   $   5,014,206
------------------------------------------------------------------------
Gables Residential Trust                         288,800       9,813,424
------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.           98,600       3,735,954
------------------------------------------------------------------------
Town & Country Trust                             267,900       6,761,796
========================================================================
                                                              25,325,380
========================================================================

DIVERSIFIED-12.52%

AEW Real Estate Income Fund                      100,000       1,615,000
------------------------------------------------------------------------
Colonial Properties Trust                        795,578      30,653,620
------------------------------------------------------------------------
Crescent Real Estate Equities Co.                654,000      10,542,480
------------------------------------------------------------------------
iStar Financial Inc.                             719,400      28,776,000
------------------------------------------------------------------------
Lexington Corporate Properties Trust             343,900       6,847,049
------------------------------------------------------------------------
Neuberger Berman Realty Income Fund Inc.         189,600       3,033,600
------------------------------------------------------------------------
Nuveen Real Estate Income Fund                    77,400       1,299,546
------------------------------------------------------------------------
Real Estate Income Fund, Inc.                    157,000       2,512,000
------------------------------------------------------------------------
Scudder RREEF Real Estate Fund, Inc.             120,700       2,200,361
========================================================================
                                                              87,479,656
========================================================================

FREESTANDING-5.22%

Commercial Net Lease Realty                    1,546,000      26,591,200
------------------------------------------------------------------------
Getty Realty Corp.                               286,000       7,195,760
------------------------------------------------------------------------
U.S. Restaurant Properties, Inc.                 178,800       2,715,972
========================================================================
                                                              36,502,932
========================================================================

HEALTHCARE-27.19%

Health Care Property Investors, Inc.           1,296,300      31,163,052
------------------------------------------------------------------------
Health Care REIT, Inc.                           945,800      30,738,500
------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                  1,104,600      41,400,408
------------------------------------------------------------------------
Nationwide Health Properties, Inc.             1,556,300      29,414,070
------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                 685,900       6,886,436
------------------------------------------------------------------------
Senior Housing Properties Trust                1,611,900      27,063,801
------------------------------------------------------------------------
Universal Health Realty Income Trust              75,000       2,152,500
------------------------------------------------------------------------
Ventas, Inc.                                     908,700      21,218,145
========================================================================
                                                             190,036,912
========================================================================

INDUSTRIAL PROPERTIES-2.35%

First Industrial Realty Trust, Inc.              444,500      16,393,160
========================================================================

INDUSTRIAL/OFFICE MIXED-3.85%

Kilroy Realty Corp.                              255,900       8,726,190
------------------------------------------------------------------------
Liberty Property Trust                           428,200      17,217,922
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                              MARKET
                                                SHARES         VALUE
INDUSTRIAL/OFFICE MIXED-(CONTINUED)

Reckson Associates Realty Corp.                   35,800   $     983,068
========================================================================
                                                              26,927,180
========================================================================

LODGING-RESORTS-3.57%

Hospitality Properties Trust                     590,400      24,973,920
========================================================================

OFFICE PROPERTIES-19.53%

Arden Realty, Inc.                               856,600      25,192,606
------------------------------------------------------------------------
Brandywine Realty Trust                          463,800      12,610,722
------------------------------------------------------------------------
CarrAmerica Realty Corp.                         327,800       9,909,394
------------------------------------------------------------------------
CRT Properties, Inc.                             158,300       3,659,896
------------------------------------------------------------------------
Equity Office Properties Trust                    75,000       2,040,000
------------------------------------------------------------------------
Glenborough Realty Trust Inc.                    451,700       8,288,695
------------------------------------------------------------------------
Highwoods Properties, Inc.                       369,400       8,680,900
------------------------------------------------------------------------
HRPT Properties Trust                            462,300       4,627,623
------------------------------------------------------------------------
Mack-Cali Realty Corp.                           831,200      34,395,056
------------------------------------------------------------------------
Maguire Properties, Inc.                         543,400      13,460,018
------------------------------------------------------------------------
Prentiss Properties Trust                        407,900      13,672,808
========================================================================
                                                             136,537,718
========================================================================

REGIONAL MALLS-4.46%

Glimcher Realty Trust                            555,400      12,285,448
------------------------------------------------------------------------
Macerich Co. (The)                               201,909       9,665,384
------------------------------------------------------------------------
Mills Corp. (The)                                197,400       9,218,580
========================================================================
                                                              31,169,412
========================================================================

SELF STORAGE FACILITIES-2.93%

Public Storage, Inc.-Series A Dep. Shares        165,700       4,326,427
------------------------------------------------------------------------
Sovran Self Storage, Inc.                        422,600      16,134,868
========================================================================
                                                              20,461,295
========================================================================

SHOPPING CENTERS-8.77%

Heritage Property Investment Trust               276,400       7,479,384
------------------------------------------------------------------------
New Plan Excel Realty Trust(a)                 1,396,100      32,612,896
------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                379,900       9,204,977
------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.              306,998      12,003,622
========================================================================
                                                              61,300,879
========================================================================

SPECIALTY PROPERTIES-2.86%

American Financial Realty Trust                  511,300       7,306,477
------------------------------------------------------------------------
Entertainment Properties Trust                   354,800      12,680,552
========================================================================
                                                              19,987,029
========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $534,525,712)                                    677,095,473
========================================================================

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

PREFERRED STOCKS-31.92%

APARTMENTS-2.97%

Apartment Investment & Management Co.
  Series D, 8.75%                                 17,943   $     450,549
------------------------------------------------------------------------
  Series T, 8.00%                                200,000       4,824,000
------------------------------------------------------------------------
BRE Properties, Inc.-Series B, 8.08%             200,000       5,232,000
------------------------------------------------------------------------
Equity Residential-Series K, 8.29%                 4,200         213,281
------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.
  Series F, 9.25%                                 47,000       1,257,250
------------------------------------------------------------------------
  Series H, 8.30%                                195,000       4,904,250
------------------------------------------------------------------------
Post Properties, Inc.-Series A, 8.50%             71,700       3,907,650
========================================================================
                                                              20,788,980
========================================================================

DIVERSIFIED-3.28%

Colonial Properties Trust-Series D, 8.13%        200,000       5,126,000
------------------------------------------------------------------------
Cousins Properties Inc.-Series A, 7.75%          400,000      10,080,000
------------------------------------------------------------------------
Crescent Real Estate Equities Co.-Series B,
  9.50%                                           51,400       1,347,708
------------------------------------------------------------------------
iStar Financial Inc.-Series E, 7.88%             185,000       4,578,750
------------------------------------------------------------------------
Lexington Corporate Properties Trust-Series
  B, 8.05%                                        70,000       1,759,100
========================================================================
                                                              22,891,558
========================================================================

FREESTANDING-0.07%

Realty Income Corp.-Class C, 9.50%                20,600         517,472
========================================================================

HEALTHCARE-1.97%

Health Care Property Investors, Inc.-Series
  F, 7.10%                                       360,000       8,726,400
------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.-Series D,
  8.38%                                          200,000       5,020,000
========================================================================
                                                              13,746,400
========================================================================

INDUSTRIAL PROPERTIES-1.72%

EastGroup Properties, Inc.-Series D, 7.95%       160,000       4,240,000
------------------------------------------------------------------------
Keystone Property Trust
  Series D, 9.13%                                200,000       5,180,000
------------------------------------------------------------------------
  Series E, 7.38%                                100,000       2,520,000
------------------------------------------------------------------------
ProLogis-Series C, 8.54%                             950          55,456
========================================================================
                                                              11,995,456
========================================================================

INDUSTRIAL/OFFICE MIXED-1.22%

Bedford Property Investors, Inc.
  Series A, 8.75%                                 60,000       2,964,378
------------------------------------------------------------------------
  Series B, 7.63%                                139,200       3,340,800
------------------------------------------------------------------------
Duke Realty Corp.-Series B, 7.99%                 10,000         531,250
------------------------------------------------------------------------
Kilroy Realty Corp.-Series E, 7.80%               51,600       1,269,360
------------------------------------------------------------------------
PS Business Parks, Inc.-Series F, 8.75%           16,000         420,800
========================================================================
                                                               8,526,588
========================================================================

LODGING-RESORTS-2.48%

FelCor Lodging Trust Inc.-Series B, 9.00%         15,000         375,000
------------------------------------------------------------------------
Hilton Hotels Corp., 8.00%                        45,000       1,170,000
------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88%     450,000      11,857,500
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                              MARKET
                                                SHARES         VALUE
LODGING-RESORTS-(CONTINUED)

Innkeepers USA Trust-Series C, 8.00%              80,000   $   1,928,000
------------------------------------------------------------------------
LaSalle Hotel Properties
  Series A, 10.25%                                36,300         971,751
------------------------------------------------------------------------
  Series B, 8.38%                                 40,000       1,000,000
========================================================================
                                                              17,302,251
========================================================================

MANUFACTURED HOMES-0.15%

Affordable Residential Communities-Series A,
  8.25%                                           40,000       1,030,000
========================================================================

OFFICE PROPERTIES-4.31%

Alexandria Real Estate Equities, Inc.-Series
  B, 9.10%                                         5,600         149,632
------------------------------------------------------------------------
Corporate Office Properties Trust-Series G,
  8.00%                                          300,000       7,500,000
------------------------------------------------------------------------
CRT Properties, Inc.-Series A, 8.50%             120,000       3,084,000
------------------------------------------------------------------------
Glenborough Realty Trust Inc.-Series A, $1.94
  Conv                                            46,236       1,109,664
------------------------------------------------------------------------
Highwoods Properties, Inc.-Series B, 8.00%        31,500         771,120
------------------------------------------------------------------------
HRPT Properties Trust
  Series A, 9.88%                                 42,000       1,127,700
------------------------------------------------------------------------
  Series B, 8.75%                                510,000      13,413,000
------------------------------------------------------------------------
SL Green Realty Corp.-Series C, 7.63%            120,000       3,000,000
========================================================================
                                                              30,155,116
========================================================================

REGIONAL MALLS-11.10%

CBL & Associates Properties, Inc.
  Series B, 8.75%                                315,000      16,632,000
------------------------------------------------------------------------
  Series C, 7.75%                                400,000      10,116,000
------------------------------------------------------------------------
Glimcher Realty Trust
  Series F, 8.75%                                 80,000       2,024,000
------------------------------------------------------------------------
  Series G, 8.13%                                134,600       3,196,750
------------------------------------------------------------------------
Mills Corp. (The)
  Series B, 9.00%                                650,000      17,316,000
------------------------------------------------------------------------
  Series C, 9.00%                                450,000      11,880,000
------------------------------------------------------------------------
  Series E, 8.75%                                600,000      15,726,000
------------------------------------------------------------------------
Taubman Centers, Inc.-Series A, 8.30%             29,000         720,650
========================================================================
                                                              77,611,400
========================================================================

SHOPPING CENTERS-1.45%

Developers Diversified Realty Corp.-Class F,
  8.60%                                          229,700       5,937,745
------------------------------------------------------------------------
Federal Realty Investment Trust-Series B,
  8.50%                                           70,600       1,867,370
------------------------------------------------------------------------
Ramco-Gershenson Properties Trust-Series B,
  9.50%                                           40,000       1,050,000
------------------------------------------------------------------------
Saul Centers, Inc.-Series A, 8.00%                50,000       1,275,000
========================================================================
                                                              10,130,115
========================================================================

SPECIALTY PROPERTIES-1.20%

Capital Automotive REIT-Series A, 7.50%          200,000       4,770,000
------------------------------------------------------------------------
Entertainment Properties Trust-Series A,
  9.50%                                          138,900       3,629,457
========================================================================
                                                               8,399,457
========================================================================
    Total Preferred Stocks (Cost
      $217,276,048)                                          223,094,793
========================================================================

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-0.11%

Liquid Assets Portfolio-Institutional
  Class(b)                                       386,888   $     386,888
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(b)      386,888         386,888
========================================================================
    Total Money Market Funds (Cost $773,776)                     773,776
========================================================================
TOTAL INVESTMENTS-128.90% (Cost $752,575,536)                900,964,042
========================================================================
OTHER ASSETS LESS LIABILITIES-0.43%                            2,973,337
========================================================================
AUCTION RATE PREFERRED SHARES, AT LIQUIDATION
  VALUE-(29.33%)                                            (205,000,000)
========================================================================
NET ASSETS ATTRIBUTABLE TO COMMON
  SHARES-100.00%                                           $ 698,937,379
________________________________________________________________________
========================================================================

Investment Abbreviations:

Conv.  - Convertible
Dep.   - Depositary
REIT   - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) A portion of the market value was pledged as collateral to cover margin requirements for open interest rate swap transactions. See Note 1 section F and Note 10.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $751,801,760)                                $900,190,266
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $773,776)                                   773,776
===========================================================
    Total investments (cost $752,575,536)       900,964,042
===========================================================
Dividends receivable                              4,394,562
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   25,491
-----------------------------------------------------------
Other assets                                         20,549
===========================================================
    Total assets                                905,404,644
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Unrealized depreciation on interest rate
    swap transactions                             1,031,516
-----------------------------------------------------------
  Deferred compensation and retirement plans         37,559
-----------------------------------------------------------
  Dividends declared on auction rate
    preferred shares                                 36,496
-----------------------------------------------------------
  Interest payable on interest rate swap
    transactions                                    248,327
-----------------------------------------------------------
Accrued operating expenses                          113,367
===========================================================
    Total liabilities                             1,467,265
===========================================================
Auction rate preferred shares, at liquidation
  value                                         205,000,000
===========================================================
Net assets attributable to common shares       $698,937,379
___________________________________________________________
===========================================================

NET ASSETS ATTRIBUTABLE TO COMMON SHARES
  CONSIST OF:

Shares of beneficial interest -- common
  shares                                       $547,725,444
-----------------------------------------------------------
Undistributed net investment income             (10,859,038)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and interest rate
  swap transactions                              14,713,983
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and interest rate swap
  transactions                                  147,356,990
===========================================================
                                               $698,937,379
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  COMMON SHARE:

Outstanding                                      39,935,496
___________________________________________________________
===========================================================
Net asset value per common share               $      17.50
___________________________________________________________
===========================================================
Market value per common share                  $      15.25
___________________________________________________________
===========================================================
Market price premium (discount) to net asset
  value per common share                             (12.86)%
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $ 18,215,656
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        32,702
==========================================================================
    Total investment income                                     18,248,358
==========================================================================

EXPENSES:

Advisory fees                                                    4,116,117
--------------------------------------------------------------------------
Administrative services fees                                       110,162
--------------------------------------------------------------------------
Custodian fees                                                      12,235
--------------------------------------------------------------------------
Auction rate preferred shares auction fees                         256,250
--------------------------------------------------------------------------
Transfer agent fees                                                 11,588
--------------------------------------------------------------------------
Trustees' fees                                                      11,499
--------------------------------------------------------------------------
Other                                                               68,447
==========================================================================
    Total expenses                                               4,586,298
==========================================================================
Less: Fees waived and expense offset arrangement                (1,376,726)
==========================================================================
    Net expenses                                                 3,209,572
==========================================================================
Net investment income                                           15,038,786
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND INTEREST RATE SWAP TRANSACTIONS:

Net realized gain (loss) from:
  Investment securities                                         21,320,990
--------------------------------------------------------------------------
  Interest rate swap transactions                               (2,055,308)
==========================================================================
                                                                19,265,682
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (24,653,003)
--------------------------------------------------------------------------
  Interest rate swap transactions                                3,094,934
==========================================================================
                                                               (21,558,069)
==========================================================================
Net gain (loss) from investment securities and interest rate
  swap transactions                                             (2,292,387)
==========================================================================
Net increase in net assets resulting from operations            12,746,399
__________________________________________________________________________
==========================================================================

DISTRIBUTIONS TO AUCTION RATE PREFERRED SHAREHOLDERS:

  From net investment income                                    (1,198,236)
==========================================================================
Net increase in net assets from operations attributable to
  common shares                                               $ 11,548,163
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2004 and the year ended December 31, 2003 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 15,038,786    $ 38,053,734
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and interest
    rate swap transactions                                      19,265,682       4,919,867
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and interest rate swap
    transactions                                               (21,558,069)    208,218,378
==========================================================================================
    Net increase in net assets resulting from operations        12,746,399     251,191,979
==========================================================================================
Distributions to auction rate preferred shareholders from
  net investment income                                         (1,198,236)     (2,522,703)
==========================================================================================
    Net increase in net assets from operations attributable
     to common shares                                           11,548,163     248,669,276
==========================================================================================
Distributions to common shareholders from net investment
  income                                                       (24,680,137)    (31,589,483)
------------------------------------------------------------------------------------------
Return of capital to common shareholders                                --     (17,244,529)
==========================================================================================
    Decrease in net assets resulting from distributions to
     common shares                                             (24,680,137)    (48,834,012)
==========================================================================================

CAPITAL STOCK TRANSACTIONS (NOTE 8)

  Net proceeds from reinvestment of common shares dividends             --         301,888
------------------------------------------------------------------------------------------
  Auction rate preferred shares offering costs                          --          (7,873)
==========================================================================================
    Net increase in net assets attributable to common shares
     from capital stock transactions                                    --         294,015
==========================================================================================
    Net increase in net assets attributable to common shares   (13,131,974)    200,129,279
==========================================================================================

NET ASSETS ATTRIBUTABLE TO COMMON SHARES:

  Beginning of period                                          712,069,353     511,940,074
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(10,859,038) and $(19,451) for 2004
    and 2003, respectively)                                   $698,937,379    $712,069,353
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Real Estate Income Fund (the "Fund") was organized as a Delaware statutory trust on March 11, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund currently has Common Shares and Auction Rate Preferred Shares ("Preferred Shares") outstanding. The Common Shares are traded on the New York Stock Exchange under the symbol "RRE." Preferred Shares are currently sold in weekly auctions through broker-dealers who have an agreement with the auction agent. Preferred Shares have seniority over the Common Shares and the issuance of Preferred Shares leveraged the value of the Fund's Common Shares. Except as otherwise indicated in the Agreement and Declaration of Trust, as amended, (the "Declaration of Trust") and except as otherwise required by applicable law, holders of Preferred Shares will vote together with Common Shareholders as a single class.

    The Fund's primary investment objective is high current income; the Fund's secondary investment objective is capital appreciation. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day at such investment companies' net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

    Interest rate swap transactions are marked to market daily based upon quotations from market makers. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. DISTRIBUTIONS -- Dividends from net investment income (prior to any reclassification as a return of capital) are declared and paid to Common Shareholders monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

     Dividends from net investment income, distributions from capital gains and return of capital are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

     The Fund offers a Dividend Reinvestment Plan to allow dividends, including any capital gain dividends, on Common Shares to be automatically reinvested in additional Common Shares of the Fund. EquiServe, the Transfer Agent for the Common Shares of the Fund, will make the determination on the reinvestment of the dividend based on the market price per Common Share in comparison to the net asset value of the Fund. Generally, if on the fifth trading day preceding the payment date of the dividend, the market price per Common Share plus share brokerage commissions applicable to an open market purchase of Common Shares is below the net asset value per Common Share, the Transfer Agent will receive the dividend or distribution in cash. Under these circumstances, the Transfer Agent will purchase Common Shares in the open market. Otherwise the Fund will issue new Common Shares to fulfill dividend reinvestment obligations.

     Preferred Shares issued by the Fund pay dividends based on a determined rate, usually the rate set at the preceding auction, normally held every seven days. In most instances, dividends are payable every seven days, on the first business day following the last day of a dividend period.

     Under the Investment Company Act of 1940, the Fund is required to maintain, with respect to all outstanding senior equity securities of the Fund, including Preferred Shares, as of the last business day on any month in which any Preferred Shares are outstanding, asset coverage of at least 200%. Additionally, the Fund is required to meet more stringent asset coverage requirements under terms of the Preferred Shares' offering documents and the Preferred Shares' rating agencies as described in the offering documents. Should these requirements not be met, or should dividends accrued on the Preferred Shares not be paid, the Fund may be restricted in its ability to declare dividends to Common Shareholders or will be subject to mandatory redemption of the Preferred Shares. At June 30, 2004, no such restrictions have been placed on the Fund.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- All expenses incurred by the Fund are included in the determination of the net assets attributable to Common Shares and do not impact the liquidation preference of Preferred Shares.

F. INTEREST RATE SWAP TRANSACTIONS -- The Fund may enter into interest rate swap transactions in order to reduce the risk that the cost of leveraging by the Fund will exceed the returns realized by the Fund on the leverage proceeds. The Fund uses interest rate swap transactions in connection with the sale of Preferred Shares. In an interest rate swap, the Fund agrees to pay to the other party to the swap (which is known as the "counterparty") a fixed rate payment, and the counterparty agrees to pay to the Fund a variable rate payment. The variable rate payment is intended to approximate all or a portion of the Fund's dividend payment obligation on Preferred Shares or interest payment obligation on any variable rate borrowings. The payment obligations are based on the notional amount of the swap. The Fund has segregated liquid securities in a separate account having a value at least equal to the Fund's net payment obligations under any swap transaction. Interest rate swap transactions are marked to market daily.

     Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     Effective December 31, 2003, as a result of a Financial Accounting Standards Board ("FASB") Emerging Issue Task Force consensus and subsequent related Securities and Exchange Commission ("SEC") staff guidance, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest expense, as a component of realized gain (loss) in the Statement of Operations. Prior year per share amounts and net investment income and expense ratios in the Financial Highlights have also been modified accordingly. This reclassification had no effect on the Fund's net asset value, either in total or per share, or the increase in net assets from operations.

G. OFFERING COSTS -- All offering costs were borne by the Fund and were recorded as a reduction to paid-in surplus. All offering costs, including those associated with the issuance of Preferred Shares, were borne by the Common Shareholders of the Fund.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES


The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the sum of the Fund's average daily net assets attributable to Common Shares, plus assets attributable to any Preferred Shares that may be outstanding, plus the principal amount of any Borrowings ("Managed Assets"), payable on a monthly basis. As of June 30, 2004, Managed Assets were $919,718,470.

    AIM has contractually agreed to waive a portion of its advisory fee as a percentage of average daily Managed Assets for the first seven years of the Fund's operations as follows:

WAIVER PERIOD                                                 FEE WAIVER
------------------------------------------------------------------------
05/31/02-06/30/07                                                0.30%
------------------------------------------------------------------------
07/01/07-06/30/08                                                0.20
------------------------------------------------------------------------
07/01/08-06/30/09                                                0.10
________________________________________________________________________
========================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $1,376,651.

    AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 50% of the advisory fee paid by the Fund to AIM, net of fee waivers and expense reimbursements.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2004, AIM was paid $110,162 for such services.

    Certain officers and trustees of the Fund are officers and directors of AIM and/or A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/03          AT COST          FROM SALES       (DEPRECIATION)      06/30/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,199,788       $34,233,992       $(35,046,892)        $    --          $386,888        $16,740       $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,199,788        34,233,992        (35,046,892)             --           386,888         15,962            --
==================================================================================================================================
                  $2,399,576       $68,467,984       $(70,093,784)        $    --          $773,776        $32,702       $    --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2004, the Fund received credits in custodian fees of $75 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $75.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
December 31, 2010                                              $2,746,053
___________________________________________________________________________
===========================================================================

* Any capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $80,168,432 and $79,586,734, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $149,951,568
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,306,144)
==============================================================================
Net unrealized appreciation of investment securities             $146,645,424
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $754,318,618.

NOTE 8--SHARE INFORMATION

For the six months ended June 30, 2004, there were no changes in Common Shares outstanding.

    On March 11, 2002, AIM purchased one Common Share. On May 21, 2002, AIM purchased an additional 7,000 Common Shares. During the period May 31, 2002 (date investment operations commenced) through December 31, 2002, 39,900,000 Common Shares and 2,050 Preferred Shares of each Series M, W, R and F were issued. In addition, during the same time period, 4,317 Common Shares were issued to shareholders for the reinvestment of dividends. The Fund issued 24,178 and 0 Common Shares for the reinvestment of dividends for the year ended December 31, 2003 and the six months ended June 30, 2004, respectively.

NOTE 9--DISTRIBUTIONS DECLARED

For July, 2004, a dividend of $0.103 per share was declared on June 10, 2004, payable on July 30, 2004, to fund shareholders of record on July 19, 2004.

    For August, 2004, a dividend of $0.103 per share was declared on June 10, 2004, payable on August 30, 2004, to fund shareholders of record on August 19, 2004.

NOTE 10--INTEREST RATE SWAP AGREEMENTS

The Fund has entered into interest rate swap agreements. Under the agreements, the Fund receives a floating rate of interest income and pays a fixed rate of interest on the notional values of the swaps to the agreement counterparty. At June 30, 2004, the Fund had open interest rate swap agreements as follows:

                                                                             FLOATING RATE*                          UNREALIZED
                                                                              (RATE RESET                           APPRECIATION
                                            NOTIONAL AMOUNT    FIXED RATE       MONTHLY)       TERMINATION DATE    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A.                                $40,000,000       3.5000%         1.2800%            09/19/07         $   164,767
---------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A.                                 42,000,000       4.6325%         1.1138%            08/02/09            (874,154)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital Services, Inc.           40,000,000       3.3100%         1.1138%            08/02/05            (361,227)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital Services, Inc.           30,000,000       3.6000%         1.2113%            09/12/07              39,098
=================================================================================================================================
                                                                                                                    $(1,031,516)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Based on 30 day London Interbank Offered Rate (LIBOR).

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                                 MAY 31, 2002
                                                                                               (DATE INVESTMENT
                                                              SIX MONTHS                          OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2004              2003              2002
---------------------------------------------------------------------------------------------------------------
Net asset value per common share, beginning of period          $  17.83          $  12.83          $  14.33
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.38              0.95(a)           0.49(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.06)             5.33             (1.35)
===============================================================================================================
    Total from investment operations                               0.32              6.28             (0.86)
===============================================================================================================
Less distributions to auction rate preferred shareholders
  from net investment income(b)                                   (0.03)            (0.06)            (0.04)
===============================================================================================================
    Total from investment operations attributable to common
      shares                                                       0.29              6.22             (0.90)
===============================================================================================================
Less offering costs charged to paid-in capital on common
  shares:
  Offering costs on common shares                                    --                --             (0.03)
---------------------------------------------------------------------------------------------------------------
  Offering costs on auction rate preferred shares                    --             (0.00)            (0.07)
---------------------------------------------------------------------------------------------------------------
  Dilutive effect of common share offering                           --             (0.00)            (0.00)
===============================================================================================================
    Total offering costs changed to paid-in capital                  --             (0.00)            (0.10)
===============================================================================================================
Less distributions to common shareholders:
  Dividends from net investment income                            (0.62)            (0.79)            (0.42)
---------------------------------------------------------------------------------------------------------------
  Return of capital                                                  --             (0.43)            (0.08)
===============================================================================================================
    Total distributions to common shareholders                    (0.62)            (1.22)            (0.50)
===============================================================================================================
Net asset value per common share, end of period                $  17.50          $  17.83          $  12.83
===============================================================================================================
Market value per common share, end of period                   $  15.25          $  16.59          $  12.30
===============================================================================================================
Net asset value total return(c)(d)                                 1.98%            51.41%            (6.90)%
===============================================================================================================
Market value return(c)(d)                                         (4.49)%           46.95%           (14.73)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets attributable to common shares, end of period
  (000s omitted)                                               $698,937          $712,069          $511,940
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets attributable to
  common shares:
  With fee waivers and/or expense reimbursement(e)                 0.90%(f)          1.00%(a)          1.02%(a)(g)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursement(e)              1.29%(f)          1.41%(a)          1.43%(a)(g)
===============================================================================================================
Ratio of net investment income to average net assets
  attributable to common shares(e)                                 4.23%(f)          6.46%(a)          6.28%(a)(g)
===============================================================================================================
Ratio of distributions to auction rate preferred
  shareholders to average net assets attributable to common
  shares                                                           0.34%(f)          0.43%             0.50%(g)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(c)                                            9%               37%               35%
_______________________________________________________________________________________________________________
===============================================================================================================
Auction rate preferred shares:
  Liquidation value, end of period (000s omitted)              $205,000          $205,000          $205,000
---------------------------------------------------------------------------------------------------------------
  Total shares outstanding                                        8,200             8,200             8,200
---------------------------------------------------------------------------------------------------------------
  Asset coverage per share                                     $110,236          $111,838          $ 87,432
---------------------------------------------------------------------------------------------------------------
  Liquidation and market value per share                       $ 25,000          $ 25,000          $ 25,000
_______________________________________________________________________________________________________________
===============================================================================================================

(a) As a result of changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest expense as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio by 0.67%, decrease the expense ratio by 0.67% and increase net investment income per share by $0.10 for the year ended December 31, 2003. For consistency, similar reclassifications have been made to prior year amounts, resulting in an increase to the net investment income ratio of 0.38%, a decrease to the expense ratio of 0.38% and an increase to net investment income per share of $0.03 for the period May 31, 2002 (date investment operations commenced) through December 31, 2002.
(b) The amount shown is based on average number of common shares outstanding.
(c)  Not annualized for periods less than one year.
(d) Total market value return is computed based upon the New York Stock Exchange market price of the Fund's common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares' value over the period indicated, taking into account dividends as reinvested.
(e) Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders; income ratios reflect income earned on assets attributable to auction rate preferred shares.
(f) Ratios are annualized and based on average daily net assets attributable to common shares of $714,718,470.
(g)  Annualized.

NOTE 12--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG's and AIM's conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. ("AIM Capital"), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

PROXY RESULTS (UNAUDITED)

An annual Meeting of Shareholders of AIM Select Real Estate Income Fund, a Delaware statutory trust, was held on May 10, 2004. The meeting was held for the following purposes:

(1) Election of Trustees. Nominees: Bob R. Baker, James T. Bunch, Bruce L. Crockett, Jack M. Fields, Gerald J. Lewis, Louis S. Sklar and Larry Soll, Ph.D.

(2) Ratification of the Audit Committee's appointment of PricewaterhouseCoopers LLP as independent public accountants.

The results of voting on the above matters were as follows:

                                                                 COMMON SHARES
                                                    ----------------------------------------
                                                                     VOTES        WITHHELD/
     TRUSTEES/MATTER                                VOTES FOR       AGAINST      ABSTENTIONS
--------------------------------------------------------------------------------------------
(1)  Bob R. Baker.................................  35,831,164         N/A         364,287
     James T. Bunch...............................  35,842,575         N/A         352,876
     Bruce L. Crockett............................  35,846,581         N/A         348,870
     Jack M. Fields...............................  35,829,736         N/A         365,715
     Gerald J. Lewis..............................  35,815,993         N/A         379,458
     Louis S. Sklar...............................  35,827,124         N/A         368,327
     Larry Soll, Ph.D. ...........................  35,826,749         N/A         368,702

                                                                PREFERRED SHARES
                                                    ----------------------------------------
                                                                     VOTES        WITHHELD/
     TRUSTEES/MATTER                                VOTES FOR       AGAINST      ABSTENTIONS
--------------------------------------------------------------------------------------------
     Bob R. Baker.................................       6,274         N/A              36
     James T. Bunch...............................       6,274         N/A              36
     Bruce L. Crockett............................       6,274         N/A              36
     Jack M. Fields...............................       6,274         N/A              36
     Gerald J. Lewis..............................       6,274         N/A              36
     Ruth H. Quigley..............................       6,274         N/A              36
     Louis S. Sklar...............................       6,274         N/A              36
     Larry Soll, Ph.D.............................       6,274         N/A              36
     Ratification of the Audit Committee's
     selection of independent public
(2)  accountants..................................  35,887,068      159,744        154,949

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Chairman and President                        Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Kevin M. Carome                               11 Greenway Plaza
                                  Senior Vice President, Secretary              Suite 100
Albert R. Dowden                  and Chief Legal Officer                       Houston, TX 77046-1173
Edward K. Dunn, Jr.               Sidney M. Dilgren                             SUB-ADVISOR
                                  Vice President and Treasurer                  INVESCO Institutional (N.A.), Inc.,
Jack M. Fields                                                                  INVESCO Realty Advisors division
                                  Robert G. Alley                               Three Galleria Tower
Carl Frischling                   Vice President                                Suite 500
                                                                                13155 Noel Road
Robert H. Graham                  Stuart W. Coco                                Dallas, TX 75240-5042
                                  Vice President
Gerald J. Lewis                                                                 TRANSFER AGENT (PREFERRED SHARES)
                                  Melville B. Cox                               Deutsche Bank Trust
Prema Mathai-Davis                Vice President                                Company Americas
                                                                                100 Plaza One
Lewis F. Pennock                  Karen Dunn Kelley                             Jersey City, NJ 07311-3901
                                  Vice President
Ruth H. Quigley                                                                 TRANSFER AGENT (COMMON SHARES)
                                  Edgar M. Lansen                               EquiServe Trust Company, N.A.
Louis S. Sklar                    Vice President                                and EquiServe, Inc.
                                                                                P.O. Box 43010
Larry Soll, Ph.D.                                                               Providence, RI 02940-0310
Mark H. Williamson                                                              CUSTODIAN
                                                                                State Street Bank and Trust Company
                                                                                225 Franklin Street
                                                                                Boston, MA 02110-2801
                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street
                                                                                Philadelphia, PA 19103-7599
                                                                                COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

AIMinvestments.com                           SREI-SAR-1



                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management              --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

11(a)(1)          Not applicable.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)          Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Select Real Estate Income Fund

By:      /s/ ROBERT H. GRAHAM
         ------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 1, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 1, 2004


By:      /s/ SIDNEY M. DILGREN
         ------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    September 1, 2004

                                  EXHIBIT INDEX


11(a)(1)          Not applicable.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)          Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.